Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-Retail PRO-10 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector All Cap Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	24.88%	15.69%	13.19%	23.31%	14.50%	11.94%	15.69%	12.36%	10.60%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%